INTANGIBLE ASSETS AND GOODWILL	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL
INTANGIBLE ASSETS AND GOODWILL

Intangible assets consist of the following:

(Amounts in 000’s)	CON (included in property and equipment)	Bed Licenses - Separable	Lease Rights	Total
Balances, December 31, 2015
Gross	$35,690	$2,471	$6,881	$45,042
Accumulated amortization	(4,760)	—	(3,461)	(8,221)
Net carrying amount	$30,930	$2,471	$3,420	$36,821

Transfers -Assets of disposal group held for sale
Gross	(12,879)	—	—	(12,879)
Accumulated amortization	2,123	—	—	2,123

Amortization expense	(676)	—	(500)	(1,176)

Balances, September 30, 2016
Gross	22,811	2,471	6,881	32,163
Accumulated amortization	(3,313)	—	(3,961)	(7,274)
Net carrying amount	$19,498	$2,471	$2,920	$24,889

Amortization expense for the CON included in property and equipment was approximately $0.2 million and $0.7 million for the three and nine month periods ended September 30, 2016 and was approximately $0.3 million and $0.9 million for the three and nine month periods ended September 30, 2015, respectively.
Amortization expense for lease rights was approximately $0.2 million and $0.5 million for the three and nine month periods ended September 30, 2016 and was approximately $0.2 million and $0.5 million for the three and nine month periods ended September 30, 2015, respectively.
Expected amortization expense for all definite-lived intangibles for each of the years ended December 31, is as follows:

(Amounts in 000’s)	Bed Licenses	Lease Rights
2016(a)	$171	$166
2017	683	667
2018	683	667
2019	683	667
2020	683	482
Thereafter	16,595	271
Total expected amortization expense	$19,498	$2,920
 (a) Estimated amortization expense for the year ending December 31, 2016, includes only amortization to be recorded after September 30, 2016.

The following table summarizes the carrying amount of goodwill:

(Amounts in 000’s)	September 30, 2016	December 31, 2015
Goodwill	$5,023	$5,023
Transfers - Assets of disposal group held for sale	(2,078)	—
Accumulated impairment losses	(840)	(840)
Net carrying amount	$2,105	$4,183

The Company does not amortize indefinite-lived intangibles, which consist of separable bed licenses and goodwill.

INTANGIBLE ASSETS AND GOODWILL
Intangible assets consist of the following:

(Amounts in 000's)	Bed Licenses (included in property and equipment)	Bed Licenses— Separable	Lease Rights	Total
Balances, December 31, 2013
Gross	$37,220	$2,471	$8,824	$48,515
Accumulated amortization	(2,482)	—	(3,935)	(6,417)
Net carrying amount	$34,738	$2,471	$4,889	$42,098

Dispositions
Gross	—	—	(1,418)	(1,418)
Accumulated amortization	—	—	1,418	1,418
Amortization expense	(1,173)	—	(802)	(1,975)
Reclass to held for sale
Gross	(1,530)	—	—	(1,530)
Accumulated amortization	68	—	—	68

Balances, December 31, 2014
Gross	35,690	2,471	7,406	45,567
Accumulated amortization	(3,587)	—	(3,319)	(6,906)
Net carrying amount	32,103	2,471	4,087	38,661

Dispositions
Gross	—	—	(525)	(525)
Accumulated amortization	—	—	525	525
Amortization expense	(1,173)	—	(667)	(1,840)

Balances, December 31, 2015
Gross	$35,690	$2,471	$6,881	$45,042
Accumulated amortization	(4,760)	—	(3,461)	(8,221)
Net carrying amount	$30,930	$2,471	$3,420	$36,821

Amortization expense for bed licenses is included in property and equipment depreciation and amortization expense (see Note 5 - Property and Equipment).
Estimated amortization expense for all finite-lived intangibles for each of the future years ending December 31 is as follows:

Amounts in (000's)	Bed Licenses	Lease Rights
2016	$1,173	$667
2017	1,173	667
2018	1,173	667
2019	1,173	667
2020	1,173	482
Thereafter	25,065	270
Total	$30,930	$3,420
The following table summarizes the changes in the carrying amount of goodwill for the years ended December 31, 2015 and 2014.

(Amounts in 000's)
Balances, December 31, 2013
Goodwill	$5,023
Accumulated impairment losses	(799)
Total	$4,224

Balances, December 31, 2014
Goodwill	$5,023
Accumulated impairment losses	(799)
Total	$4,224

Impairment loss	(41)
Net change during year	(41)

Balances, December 31, 2015
Goodwill	$5,023
Accumulated impairment losses	(840)
Total	$4,183

On July 1, 2015, the Company completed the sale of its Bentonville Manor Nursing Home, 83-bed skilled nursing facility located in Bentonville, Arkansas ("Bentonville") for approximately $3.4 million net of closing costs. The Company wrote off the remaining goodwill of $0.04 million at the time of sale. For the year ended December 31, 2015, the Company determined that no other impairment adjustments were necessary for goodwill. The Company does not amortize goodwill or indefinite lived intangibles, which consist of separable bed licenses.